UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund S E R V I C E C L A S S / E V V L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$42	0.84%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,635,231
Total number of portfolio holdings as of the end of the reporting period	73
Portfolio turnover rate as of the end of the reporting period	58%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	7.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	6.0%
Pacer Aristotle Pacific Floating Rate High Income ETF	5.9%
Eaton Vance Total Return Bond ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.6%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.5%
Dodge & Cox Global Bond Fund - Class I	3.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.8%
iShares 7-10 Year Treasury Bond ETF	3.0%
iShares 10-20 Year Treasury Bond ETF	3.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 2

The E-Valuator Very Conservative (0%-15%) RMS Fund C L A S S R 4 / E V V C X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$60	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,635,231
Total number of portfolio holdings as of the end of the reporting period	73
Portfolio turnover rate as of the end of the reporting period	58%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	7.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	6.0%
Pacer Aristotle Pacific Floating Rate High Income ETF	5.9%
Eaton Vance Total Return Bond ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.6%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.5%
Dodge & Cox Global Bond Fund - Class I	3.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.8%
iShares 7-10 Year Treasury Bond ETF	3.6%
iShares 10-20 Year Treasury Bond ETF	3.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 2

The E-Valuator Conservative (15%-30%) RMS Fund S E R V I C E C L A S S / E V C L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$40	0.80%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$48,175,569
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	93%

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	6.4%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	5.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	4.9%
Eaton Vance Total Return Bond ETF	4.1%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dodge & Cox Global Bond Fund - Class I	3.8%
Vanguard Intermediate-Term Bond ETF	3.5%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	3.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 2

The E-Valuator Conservative (15%-30%) RMS Fund C L A S S R 4 / E V F C X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$59	1.18%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$48,175,569
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	93%

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	6.4%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	5.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	4.9%
Eaton Vance Total Return Bond ETF	4.1%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dodge & Cox Global Bond Fund - Class I	3.8%
Vanguard Intermediate-Term Bond ETF	3.5%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	3.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 2

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund S E R V I C E C L A S S / E V T T X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$41	0.82%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,302,362
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	87%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	4.7%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	3.7%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.1%
Eaton Vance Total Return Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	2.9%
Dodge & Cox Global Bond Fund - Class I	2.8%
Vanguard Intermediate-Term Bond ETF	2.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	2.4%
iShares 10-20 Year Treasury Bond ETF	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 2

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund C L A S S R 4 / E V F T X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$60	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,302,362
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	87%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	4.7%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	3.7%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.1%
Eaton Vance Total Return Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	2.9%
Dodge & Cox Global Bond Fund - Class I	2.8%
Vanguard Intermediate-Term Bond ETF	2.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	2.4%
iShares 10-20 Year Treasury Bond ETF	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 2

The E-Valuator Moderate (50%-70%) RMS Fund S E R V I C E C L A S S / E V M L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$32	0.63%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$144,923,812
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	80%

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.3%
iShares Convertible Bond ETF	3.0%
Invesco Nasdaq Next Gen 100 ETF	2.5%
WisdomTree U.S. Value Fund	2.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	2.5%
Vanguard U.S. Momentum Factor ETF	2.5%
Eaton Vance Total Return Bond ETF	2.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	2.2%
Allspring Core Plus Bond Fund - Class R6	2.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 2

The E-Valuator Moderate (50%-70%) RMS Fund C L A S S R 4 / E V F M X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$51	1.02%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$144,923,812
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	80%

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.3%
iShares Convertible Bond ETF	3.0%
Invesco Nasdaq Next Gen 100 ETF	2.5%
WisdomTree U.S. Value Fund	2.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	2.5%
Vanguard U.S. Momentum Factor ETF	2.5%
Eaton Vance Total Return Bond ETF	2.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	2.2%
Allspring Core Plus Bond Fund - Class R6	2.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 2

The E-Valuator Growth (70%-85%) RMS Fund S E R V I C E C L A S S / E V G L X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$30	0.60%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$251,360,381
Total number of portfolio holdings as of the end of the reporting period	74
Portfolio turnover rate as of the end of the reporting period	75%

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	4.2%
Invesco Nasdaq Next Gen 100 ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard Total World Stock ETF	2.6%
Vanguard U.S. Multifactor ETF	2.7%
State Street SPDR Global Dow ETF	2.6%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Invesco Dorsey Wright Developed Markets Momentum ETF	2.5%
iShares U.S. Small-Cap Equity Factor ETF	2.4%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 2

The E-Valuator Growth (70%-85%) RMS Fund C L A S S R 4 / E V G R X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$50	0.99%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$251,360,381
Total number of portfolio holdings as of the end of the reporting period	74
Portfolio turnover rate as of the end of the reporting period	75%

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	4.2%
Invesco Nasdaq Next Gen 100 ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard Total World Stock ETF	2.6%
Vanguard U.S. Multifactor ETF	2.7%
State Street SPDR Global Dow ETF	2.6%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Invesco Dorsey Wright Developed Markets Momentum ETF	2.5%
iShares U.S. Small-Cap Equity Factor ETF	2.4%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Class R4 | 2

The E-Valuator Aggressive Growth (85%-99%) RMS Fund S E R V I C E C L A S S / E V A G X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$30	0.60%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$234,073,241
Total number of portfolio holdings as of the end of the reporting period	66
Portfolio turnover rate as of the end of the reporting period	216%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	5.2%
WisdomTree U.S. Value Fund	3.8%
Invesco Nasdaq Next Gen 100 ETF	3.5%
Vanguard Strategic Equity Fund - Class Investor	3.3%
Vanguard Russell 2000 Growth	3.3%
Vanguard U.S. Momentum Factor ETF	3.3%
Vanguard Global Capital Cycles Fund - Class Investor	3.0%
iShares U.S. Small-Cap Equity Factor ETF	2.9%
First Trust U.S. Equity Opportunities ETF	2.9%
Vanguard Total World Stock ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 2

The E-Valuator Aggressive Growth (85%-99%) RMS Fund C L A S S R 4 / E V F G X

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026

This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$50	0.99%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$234,073,241
Total number of portfolio holdings as of the end of the reporting period	66
Portfolio turnover rate as of the end of the reporting period	216%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	5.2%
WisdomTree U.S. Value Fund	3.8%
Invesco Nasdaq Next Gen 100 ETF	3.5%
Vanguard Strategic Equity Fund - Class Investor	3.3%
Vanguard Russell 2000 Growth	3.3%
Vanguard U.S. Momentum Factor ETF	3.3%
Vanguard Global Capital Cycles Fund - Class Investor	3.0%
iShares U.S. Small-Cap Equity Factor ETF	2.9%
First Trust U.S. Equity Opportunities ETF	2.9%
Vanguard Total World Stock ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 2

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7 (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Other Information

(a)	Copy of the most recent financial statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 65.2%
	AGGREGATE BOND — 13.2%
6,247	Eaton Vance Short Duration Income ETF	$318,222
21,980	Eaton Vance Total Return Bond ETF	1,115,485
8,804	JPMorgan International Bond Opportunities ETF	421,008
12,868	Vanguard Intermediate-Term Bond ETF	993,152
		2,847,867
	BROAD MARKET — 1.2%
434	State Street SPDR S&P 1500 Value Tilt ETF	93,300
439	Vanguard U.S. Momentum Factor ETF	86,527
484	Vanguard U.S. Multifactor ETF	75,056
		254,883
	CONVERTIBLE — 7.5%
16,016	iShares Convertible Bond ETF	1,630,270

	CORPORATE — 18.3%
5,016	iShares 1-5 Year Investment Grade Corporate Bond ETF	263,641
12,944	iShares 5-10 Year Investment Grade Corporate Bond ETF	688,880
30,382	Schwab 5-10 Year Corporate Bond ETF	689,064
18,190	State Street SPDR Portfolio High Yield Bond ETF	424,191
14,125	VanEck IG Floating Rate ETF	359,905
8,330	Vanguard Intermediate-Term Corporate Bond ETF	689,307
37,927	WisdomTree Interest Rate Hedged High Yield Bond Fund	834,773
		3,949,761
	EMERGING MARKETS — 0.3%
269	Avantis Emerging Markets Equity ETF	21,676
889	KraneShares MSCI Emerging Markets ex China Index ETF	36,046
		57,722
	ENERGY — 0.0%
99	Global X Uranium ETF	4,794

	GLOBAL — 0.5%
275	State Street SPDR Global Dow ETF	46,625
427	Vanguard Total World Stock ETF	59,063
		105,688
	GOVERNMENT — 7.1%
7,621	iShares 10-20 Year Treasury Bond ETF	767,587
8,070	iShares 7-10 Year Treasury Bond ETF	770,201
		1,537,788
	HIGH YIELD BOND — 5.9%
27,506	Pacer Aristotle Pacific Floating Rate High Income ETF	1,273,803

1
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INDUSTRIALS — 0.0%
37	iShares U.S. Aerospace & Defense ETF	$8,094

	INFLATION PROTECTED — 4.6%
13,736	JPMorgan Inflation Managed Bond ETF	664,548
6,617	Vanguard Short-Term Inflation-Protected Securities ETF	330,519
		995,067
	INTERNATIONAL — 0.9%
1,643	Invesco Dorsey Wright Developed Markets Momentum ETF	81,361
759	Invesco S&P International Developed Momentum ETF	41,624
403	iShares International Small-Cap Equity Factor ETF	16,842
1,149	iShares MSCI International Value Factor ETF	45,592
		185,419
	LARGE-CAP — 3.3%
860	iShares Morningstar Value ETF	80,101
2,986	Schwab Fundamental U.S. Large Co. ETF	83,160
3,694	Schwab U.S. Large-Cap Growth ETF	107,606
242	Vanguard Growth ETF	105,703
203	Vanguard Large-Cap ETF	60,667
272	Vanguard Mega Cap ETF	64,287
151	Vanguard S&P 500 ETF	90,230
519	WisdomTree U.S. LargeCap Fund	35,349
959	WisdomTree U.S. Value Fund	90,846
		717,949
	MATERIALS — 0.1%
146	iShares MSCI Global Gold Miners ETF	11,531
383	iShares MSCI Global Silver and Metals Miners ETF	13,581
		25,112
	MID-CAP — 0.3%
701	VictoryShares U.S. Small Mid Cap Value Momentum ETF	66,370

	OECD COUNTRIES — 0.2%
973	Fidelity Enhanced International ETF	36,195

	PRECIOUS METALS — 0.1%
139	abrdn Physical Silver Shares ETF*	9,954
118	iShares Gold Trust*	10,403
		20,357
	SMALL-CAP — 0.9%
1,230	iShares Morningstar Small-Cap Growth ETF	67,404
843	iShares U.S. Small-Cap Equity Factor ETF	63,638

2
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP (Continued)
302	Vanguard Russell 2000 Growth	$69,169
		200,211
	TECHNOLOGY — 0.0%
8	Vanguard Information Technology ETF	5,582

	THEMATIC — 0.8%
1,027	First Trust U.S. Equity Opportunities ETF	163,098
42	Global X Artificial Intelligence & Technology ETF	1,960
350	Global X U.S. Electrification ETF	11,256
128	Global X U.S. Infrastructure Development ETF	6,504
		182,818
	Total Exchange-Traded Funds
	(Cost $13,989,798)	14,105,750

	MUTUAL FUNDS — 28.9%
	AGGREGATE BOND — 6.4%
56,841	Allspring Core Plus Bond Fund - Class R6	636,614
41,225	Vanguard Core Bond Fund, Admiral Shares	743,289
		1,379,903
	BLEND LARGE CAP — 0.4%
1,804	DFA U.S. Large Co. Portfolio - Class Institutional	78,128

	BLEND MID CAP — 0.4%
2,053	Vanguard Strategic Equity Fund - Class Investor	78,331

	BLEND SMALL CAP — 0.3%
1,514	Vanguard Strategic Small-Cap Equity Fund - Class Investor	65,512

	EMERGING MARKETS BOND — 7.6%
93,621	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	675,944
39,990	Vanguard Emerging Markets Bond Fund, Admiral Shares	972,161
		1,648,105
	FOREIGN AGGREGATE BOND — 3.8%
74,878	Dodge & Cox Global Bond Fund - Class I	834,890

	FOREIGN BLEND — 0.4%
956	Dimensional Global Equity Portfolio - Class Institutional	37,692
2,731	Vanguard Global Capital Cycles Fund - Class Investor	59,392
		97,084
	FOREIGN GROWTH — 0.1%
942	Vanguard International Explorer Fund - Class Investor	18,989

3
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE — 0.3%
611	DFA International Small Cap Value Portfolio - Class Institutional	$19,467
1,257	DFA International Value Portfolio - Class Institutional	37,967
		57,434
	GENERAL CORPORATE BOND — 6.0%
140,158	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,293,656

	GROWTH BROAD MARKET — 0.5%
1,618	New Perspective Fund - Class R-6	108,396

	GROWTH LARGE CAP — 0.5%
1,558	Nuveen Large Cap Growth Index Fund - Class R6	106,793

	HIGH YIELD BOND — 1.9%
43,392	American High-Income Trust - Class F-3	423,939

	VALUE MID CAP — 0.3%
1,672	DFA U.S. Targeted Value Portfolio - Class Institutional	64,948

	Total Mutual Funds
	(Cost $6,234,137)	6,256,108
	MONEY MARKET FUNDS — 4.4%
600,300	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	600,300
340,951	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	340,951
	Money Market Funds
	(Cost $941,251)	941,251

	TOTAL INVESTMENTS — 98.5%
	(Cost $21,165,186)	21,303,109
	Other Assets in Excess of Liabilities — 1.5%	332,122
	TOTAL NET ASSETS — 100.0%	$21,635,231

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

4
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 66.5%
	AGGREGATE BOND — 11.3%
23,475	Eaton Vance Short Duration Income ETF	$1,195,817
38,632	Eaton Vance Total Return Bond ETF	1,960,574
12,314	JPMorgan International Bond Opportunities ETF	588,855
21,966	Vanguard Intermediate-Term Bond ETF	1,695,336
		5,440,582
	BROAD MARKET — 2.6%
1,888	State Street SPDR S&P 1500 Value Tilt ETF	405,875
2,484	Vanguard U.S. Momentum Factor ETF	489,596
2,367	Vanguard U.S. Multifactor ETF	367,063
		1,262,534
	CONVERTIBLE — 6.4%
30,207	iShares Convertible Bond ETF	3,074,771

	CORPORATE — 14.4%
9,129	iShares 1-5 Year Investment Grade Corporate Bond ETF	479,820
23,770	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,265,039
58,458	Schwab 5-10 Year Corporate Bond ETF	1,325,827
33,814	State Street SPDR Portfolio High Yield Bond ETF	788,543
9,502	VanEck IG Floating Rate ETF	242,111
15,178	Vanguard Intermediate-Term Corporate Bond ETF	1,255,980
71,646	WisdomTree Interest Rate Hedged High Yield Bond Fund	1,576,928
		6,934,248
	EMERGING MARKETS — 0.7%
838	Avantis Emerging Markets Equity ETF	67,526
1,512	iShares Emerging Markets Equity Factor ETF	91,370
4,757	KraneShares MSCI Emerging Markets ex China Index ETF	192,883
		351,779
	ENERGY — 0.1%
541	Global X Uranium ETF	26,201

	GLOBAL — 1.2%
1,420	State Street SPDR Global Dow ETF	240,758
2,447	Vanguard Total World Stock ETF	338,469
		579,227
	GOVERNMENT — 6.0%
14,370	iShares 10-20 Year Treasury Bond ETF	1,447,346
15,215	iShares 7-10 Year Treasury Bond ETF	1,452,120
		2,899,466
	HIGH YIELD BOND — 4.9%
50,449	Pacer Aristotle Pacific Floating Rate High Income ETF	2,336,293

5
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INDUSTRIALS — 0.1%
234	iShares U.S. Aerospace & Defense ETF	$51,187

	INFLATION PROTECTED — 3.6%
28,005	JPMorgan Inflation Managed Bond ETF	1,354,882
7,657	Vanguard Short-Term Inflation-Protected Securities ETF	382,467
		1,737,349
	INTERNATIONAL — 2.2%
692	Avantis International Small Cap Value ETF	69,103
8,259	Invesco Dorsey Wright Developed Markets Momentum ETF	408,986
5,294	Invesco S&P International Developed Momentum ETF	290,323
2,605	iShares International Small-Cap Equity Factor ETF	108,863
5,094	iShares MSCI International Value Factor ETF	202,130
		1,079,405
	LARGE-CAP — 6.9%
3,787	iShares Morningstar Value ETF	352,721
13,580	Schwab Fundamental U.S. Large Co. ETF	378,203
15,299	Schwab U.S. Large-Cap Growth ETF	445,660
1,040	Vanguard Growth ETF	454,262
1,194	Vanguard Large-Cap ETF	356,827
997	Vanguard Mega Cap ETF	235,641
664	Vanguard S&P 500 ETF	396,773
3,128	WisdomTree U.S. LargeCap Fund	213,048
5,337	WisdomTree U.S. Value Fund	505,574
		3,338,709
	MATERIALS — 0.4%
1,088	iShares MSCI Global Gold Miners ETF	85,930
3,280	iShares MSCI Global Silver and Metals Miners ETF	116,309
		202,239
	MID-CAP — 1.9%
15,027	Invesco Nasdaq Next Gen 100 ETF	544,128
4,096	VictoryShares U.S. Small Mid Cap Value Momentum ETF	387,805
		931,933
	OECD COUNTRIES — 0.2%
2,861	Fidelity Enhanced International ETF	106,429

	PRECIOUS METALS — 0.3%
940	abrdn Physical Silver Shares ETF*	67,314
632	iShares Gold Trust*	55,717
		123,031

6
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP — 2.4%
6,886	iShares Morningstar Small-Cap Growth ETF	$377,353
5,021	iShares U.S. Small-Cap Equity Factor ETF	379,035
1,635	Vanguard Russell 2000 Growth	374,477
		1,130,865
	TECHNOLOGY — 0.1%
43	Vanguard Information Technology ETF	30,002

	THEMATIC — 0.8%
1,930	First Trust U.S. Equity Opportunities ETF	306,503
562	Global X Artificial Intelligence & Technology ETF	26,229
1,340	Global X U.S. Electrification ETF	43,094
573	Global X U.S. Infrastructure Development ETF	29,114
		404,940
	Total Exchange-Traded Funds
	(Cost $31,549,443)	32,041,190

	MUTUAL FUNDS — 30.2%
	AGGREGATE BOND — 5.8%
129,239	Allspring Core Plus Bond Fund - Class R6	1,447,482
74,992	Vanguard Core Bond Fund, Admiral Shares	1,352,110
		2,799,592
	BLEND LARGE CAP — 0.7%
8,193	DFA U.S. Large Co. Portfolio - Class Institutional	354,830

	BLEND MID CAP — 0.8%
10,099	Vanguard Strategic Equity Fund - Class Investor	385,392

	BLEND SMALL CAP — 0.7%
7,315	Vanguard Strategic Small-Cap Equity Fund - Class Investor	316,449

	EMERGING MARKETS BOND — 6.5%
163,076	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	1,177,408
79,277	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,927,215
		3,104,623
	FOREIGN AGGREGATE BOND — 3.8%
165,227	Dodge & Cox Global Bond Fund - Class I	1,842,283

	FOREIGN BLEND — 1.3%
6,020	Dimensional Global Equity Portfolio - Class Institutional	237,430
17,237	Vanguard Global Capital Cycles Fund - Class Investor	374,898
		612,328

7
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.3%
6,183	Vanguard International Explorer Fund - Class Investor	$124,657

	FOREIGN VALUE — 0.6%
1,980	DFA International Small Cap Value Portfolio - Class Institutional	63,108
7,945	DFA International Value Portfolio - Class Institutional	240,012
		303,120
	GENERAL CORPORATE BOND — 5.2%
271,674	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,507,547

	GROWTH BROAD MARKET — 1.2%
8,521	New Perspective Fund - Class R-6	570,726

	GROWTH LARGE CAP — 1.0%
7,264	Nuveen Large Cap Growth Index Fund - Class R6	498,025

	HIGH YIELD BOND — 1.6%
80,561	American High-Income Trust - Class F-3	787,078

	VALUE MID CAP — 0.7%
9,127	DFA U.S. Targeted Value Portfolio - Class Institutional	354,509

	Total Mutual Funds
	(Cost $14,426,863)	14,561,159
	MONEY MARKET FUNDS — 3.3%
1,089,031	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	1,089,031
473,880	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	473,880
	Money Market Funds
	(Cost $1,562,911)	1,562,911

	TOTAL INVESTMENTS — 100.0%
	(Cost $47,539,217)	48,165,260
	Other Assets in Excess of Liabilities — 0.0%	10,309
	TOTAL NET ASSETS — 100.0%	$48,175,569

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

8
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 68.1%
	AGGREGATE BOND — 7.9%
9,704	Eaton Vance Short Duration Income ETF	$494,322
18,972	Eaton Vance Total Return Bond ETF	962,829
4,928	JPMorgan International Bond Opportunities ETF	235,657
11,334	Vanguard Intermediate-Term Bond ETF	874,758
		2,567,566
	BROAD MARKET — 4.8%
1,793	State Street SPDR S&P 1500 Value Tilt ETF	385,453
3,415	Vanguard U.S. Momentum Factor ETF	673,096
3,109	Vanguard U.S. Multifactor ETF	482,128
		1,540,677
	CONVERTIBLE — 4.7%
14,859	iShares Convertible Bond ETF	1,512,498

	CORPORATE — 10.4%
3,458	iShares 1-5 Year Investment Grade Corporate Bond ETF	181,752
11,616	iShares 5-10 Year Investment Grade Corporate Bond ETF	618,204
26,954	Schwab 5-10 Year Corporate Bond ETF	611,317
18,702	State Street SPDR Portfolio High Yield Bond ETF	436,131
5,055	VanEck IG Floating Rate ETF	128,801
7,391	Vanguard Intermediate-Term Corporate Bond ETF	611,605
35,191	WisdomTree Interest Rate Hedged High Yield Bond Fund	774,554
		3,362,364
	EMERGING MARKETS — 1.4%
1,410	Avantis Emerging Markets Equity ETF	113,618
2,124	iShares Emerging Markets Equity Factor ETF	128,353
5,377	KraneShares MSCI Emerging Markets ex China Index ETF	218,022
		459,993
	ENERGY — 0.1%
673	Global X Uranium ETF	32,593

	GLOBAL — 2.2%
1,938	State Street SPDR Global Dow ETF	328,584
2,757	Vanguard Total World Stock ETF	381,348
		709,932
	GOVERNMENT — 4.4%
7,079	iShares 10-20 Year Treasury Bond ETF	712,997
7,462	iShares 7-10 Year Treasury Bond ETF	712,173
		1,425,170
	HIGH YIELD BOND — 3.7%
25,509	Pacer Aristotle Pacific Floating Rate High Income ETF	1,181,322

9
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INDUSTRIALS — 0.2%
299	iShares U.S. Aerospace & Defense ETF	$65,406

	INFLATION PROTECTED — 2.5%
11,841	JPMorgan Inflation Managed Bond ETF	572,867
4,465	Vanguard Short-Term Inflation-Protected Securities ETF	223,027
		795,894
	INTERNATIONAL — 3.6%
953	Avantis International Small Cap Value ETF	95,167
8,951	Invesco Dorsey Wright Developed Markets Momentum ETF	443,253
4,349	Invesco S&P International Developed Momentum ETF	238,499
3,453	iShares International Small-Cap Equity Factor ETF	144,301
6,145	iShares MSCI International Value Factor ETF	243,834
		1,165,054
	LARGE-CAP — 11.3%
4,060	iShares Morningstar Value ETF	378,148
13,662	Schwab Fundamental U.S. Large Co. ETF	380,487
16,834	Schwab U.S. Large-Cap Growth ETF	490,374
1,136	Vanguard Growth ETF	496,193
1,187	Vanguard Large-Cap ETF	354,735
1,543	Vanguard Mega Cap ETF	364,688
661	Vanguard S&P 500 ETF	394,981
3,932	WisdomTree U.S. LargeCap Fund	267,809
5,429	WisdomTree U.S. Value Fund	514,289
		3,641,704
	MATERIALS — 0.8%
1,565	iShares MSCI Global Gold Miners ETF	123,604
4,065	iShares MSCI Global Silver and Metals Miners ETF	144,145
		267,749
	MID-CAP — 3.3%
17,701	Invesco Nasdaq Next Gen 100 ETF	640,953
4,658	VictoryShares U.S. Small Mid Cap Value Momentum ETF	441,015
		1,081,968
	OECD COUNTRIES — 0.5%
4,348	Fidelity Enhanced International ETF	161,746

	PRECIOUS METALS — 0.5%
1,202	abrdn Physical Silver Shares ETF*	86,075
776	iShares Gold Trust*	68,412
		154,487

10
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP — 4.1%
8,077	iShares Morningstar Small-Cap Growth ETF	$442,619
6,375	iShares U.S. Small-Cap Equity Factor ETF	481,249
1,778	Vanguard Russell 2000 Growth	407,230
		1,331,098
	TECHNOLOGY — 0.1%
58	Vanguard Information Technology ETF	40,468

	THEMATIC — 1.6%
2,330	First Trust U.S. Equity Opportunities ETF	370,027
822	Global X Artificial Intelligence & Technology ETF	38,363
1,663	Global X U.S. Electrification ETF	53,482
768	Global X U.S. Infrastructure Development ETF	39,022
		500,894
	Total Exchange-Traded Funds
	(Cost $21,435,585)	21,998,583

	MUTUAL FUNDS — 28.5%
	AGGREGATE BOND — 4.4%
83,081	Allspring Core Plus Bond Fund - Class R6	930,512
26,737	Vanguard Core Bond Fund, Admiral Shares	482,067
		1,412,579
	BLEND LARGE CAP — 1.0%
7,604	DFA U.S. Large Co. Portfolio - Class Institutional	329,339

	BLEND MID CAP — 1.1%
8,935	Vanguard Strategic Equity Fund - Class Investor	340,969

	BLEND SMALL CAP — 1.0%
7,755	Vanguard Strategic Small-Cap Equity Fund - Class Investor	335,463

	EMERGING MARKETS BOND — 4.8%
76,221	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	550,316
40,486	Vanguard Emerging Markets Bond Fund, Admiral Shares	984,222
		1,534,538
	FOREIGN AGGREGATE BOND — 2.8%
82,501	Dodge & Cox Global Bond Fund - Class I	919,888

	FOREIGN BLEND — 2.1%
7,318	Dimensional Global Equity Portfolio - Class Institutional	288,638
18,545	Vanguard Global Capital Cycles Fund - Class Investor	403,344
		691,982

11
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.5%
7,319	Vanguard International Explorer Fund - Class Investor	$147,541

	FOREIGN VALUE — 1.0%
2,009	DFA International Small Cap Value Portfolio - Class Institutional	64,043
8,212	DFA International Value Portfolio - Class Institutional	248,086
		312,129
	GENERAL CORPORATE BOND — 3.7%
130,908	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,208,284

	GROWTH BROAD MARKET — 2.2%
10,416	New Perspective Fund - Class R-6	697,653

	GROWTH LARGE CAP — 1.5%
7,270	Nuveen Large Cap Growth Index Fund - Class R6	498,415

	HIGH YIELD BOND — 1.1%
36,371	American High-Income Trust - Class F-3	355,341

	VALUE MID CAP — 1.3%
10,530	DFA U.S. Targeted Value Portfolio - Class Institutional	409,003

	Total Mutual Funds
	(Cost $9,007,427)	9,193,124

	MONEY MARKET FUNDS — 3.0%
643,755	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	643,755
344,248	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	344,248
	Money Market Funds
	(Cost $988,003)	988,003

	TOTAL INVESTMENTS — 99.6%
	(Cost $31,431,015)	32,179,710
	Other Assets in Excess of Liabilities — 0.4%	122,652
	TOTAL NET ASSETS — 100.0%	$32,302,362

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

12
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 69.8%
	AGGREGATE BOND — 5.6%
36,392	Eaton Vance Short Duration Income ETF	$1,853,808
63,189	Eaton Vance Total Return Bond ETF	3,206,842
12,041	JPMorgan International Bond Opportunities ETF	575,801
31,932	Vanguard Intermediate-Term Bond ETF	2,464,512
		8,100,963
	BROAD MARKET — 6.1%
11,221	State Street SPDR S&P 1500 Value Tilt ETF	2,412,250
18,290	Vanguard U.S. Momentum Factor ETF	3,604,959
17,908	Vanguard U.S. Multifactor ETF	2,777,083
		8,794,292
	CONVERTIBLE — 3.0%
42,311	iShares Convertible Bond ETF	4,306,837

	CORPORATE — 6.5%
8,237	iShares 1-5 Year Investment Grade Corporate Bond ETF	432,937
32,762	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,743,594
74,339	Schwab 5-10 Year Corporate Bond ETF	1,686,008
49,948	State Street SPDR Portfolio High Yield Bond ETF	1,164,787
17,147	VanEck IG Floating Rate ETF	436,906
20,520	Vanguard Intermediate-Term Corporate Bond ETF	1,698,030
100,210	WisdomTree Interest Rate Hedged High Yield Bond Fund	2,205,622
		9,367,884
	EMERGING MARKETS — 2.3%
11,004	Avantis Emerging Markets Equity ETF	886,702
16,773	iShares Emerging Markets Equity Factor ETF	1,013,592
35,768	KraneShares MSCI Emerging Markets ex China Index ETF	1,450,289
		3,350,583
	ENERGY — 0.2%
4,755	Global X Uranium ETF	230,285

	GLOBAL — 3.5%
15,895	State Street SPDR Global Dow ETF	2,694,961
17,536	Vanguard Total World Stock ETF	2,425,579
		5,120,540
	GOVERNMENT — 2.8%
19,958	iShares 10-20 Year Treasury Bond ETF	2,010,170
21,285	iShares 7-10 Year Treasury Bond ETF	2,031,440
		4,041,610
	HIGH YIELD BOND — 2.2%
68,343	Pacer Aristotle Pacific Floating Rate High Income ETF	3,164,964

13
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INDUSTRIALS — 0.3%
2,129	iShares U.S. Aerospace & Defense ETF	$465,719

	INFLATION PROTECTED — 1.1%
23,452	JPMorgan Inflation Managed Bond ETF	1,134,608
8,636	Vanguard Short-Term Inflation-Protected Securities ETF	431,368
		1,565,976
	INTERNATIONAL — 5.3%
6,639	Avantis International Small Cap Value ETF	662,970
57,202	Invesco Dorsey Wright Developed Markets Momentum ETF	2,832,643
26,431	Invesco S&P International Developed Momentum ETF	1,449,476
25,684	iShares International Small-Cap Equity Factor ETF	1,073,334
41,898	iShares MSCI International Value Factor ETF	1,662,513
		7,680,936
	LARGE-CAP — 15.2%
25,547	iShares Morningstar Value ETF	2,379,448
79,594	Schwab Fundamental U.S. Large Co. ETF	2,216,693
92,195	Schwab U.S. Large-Cap Growth ETF	2,685,640
6,547	Vanguard Growth ETF	2,859,664
6,656	Vanguard Large-Cap ETF	1,989,146
8,398	Vanguard Mega Cap ETF	1,984,867
4,283	Vanguard S&P 500 ETF	2,559,307
24,086	WisdomTree U.S. LargeCap Fund	1,640,497
38,643	WisdomTree U.S. Value Fund	3,660,651
		21,975,913
	MATERIALS — 1.3%
11,326	iShares MSCI Global Gold Miners ETF	894,528
29,600	iShares MSCI Global Silver and Metals Miners ETF	1,049,616
		1,944,144
	MID-CAP — 4.5%
102,601	Invesco Nasdaq Next Gen 100 ETF	3,715,182
30,116	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,851,353
		6,566,535
	OECD COUNTRIES — 0.9%
35,807	Fidelity Enhanced International ETF	1,332,020

	PRECIOUS METALS — 0.7%
8,701	abrdn Physical Silver Shares ETF*	623,079
5,390	iShares Gold Trust*	475,182
		1,098,261

14
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP — 5.5%
49,870	iShares Morningstar Small-Cap Growth ETF	$2,732,876
34,797	iShares U.S. Small-Cap Equity Factor ETF	2,626,826
11,657	Vanguard Russell 2000 Growth	2,669,897
		8,029,599
	TECHNOLOGY — 0.2%
403	Vanguard Information Technology ETF	281,181

	THEMATIC — 2.6%
17,828	First Trust U.S. Equity Opportunities ETF	2,831,265
5,744	Global X Artificial Intelligence & Technology ETF	268,072
11,510	Global X U.S. Electrification ETF	370,162
5,784	Global X U.S. Infrastructure Development ETF	293,885
		3,763,384
	Total Exchange-Traded Funds
	(Cost $97,623,622)	101,181,626

	MUTUAL FUNDS — 28.8%
	AGGREGATE BOND — 2.8%
265,615	Allspring Core Plus Bond Fund - Class R6	2,974,885
62,184	Vanguard Core Bond Fund, Admiral Shares	1,121,178
		4,096,063
	BLEND LARGE CAP — 1.4%
45,540	DFA U.S. Large Co. Portfolio - Class Institutional	1,972,353

	BLEND MID CAP — 2.0%
75,943	Vanguard Strategic Equity Fund - Class Investor	2,897,966

	BLEND SMALL CAP — 1.8%
60,466	Vanguard Strategic Small-Cap Equity Fund - Class Investor	2,615,780

	EMERGING MARKETS BOND — 3.0%
236,483	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	1,707,405
108,933	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,648,167
		4,355,572
	FOREIGN AGGREGATE BOND — 1.9%
244,460	Dodge & Cox Global Bond Fund - Class I	2,725,732

	FOREIGN BLEND — 3.2%
52,687	Dimensional Global Equity Portfolio - Class Institutional	2,077,971
120,314	Vanguard Global Capital Cycles Fund - Class Investor	2,616,831
		4,694,802

15
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.8%
54,401	Vanguard International Explorer Fund - Class Investor	$1,096,715

	FOREIGN VALUE — 1.4%
14,697	DFA International Small Cap Value Portfolio - Class Institutional	468,399
52,609	DFA International Value Portfolio - Class Institutional	1,589,322
		2,057,721

	GENERAL CORPORATE BOND — 2.5%
392,848	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,625,987

	GROWTH BROAD MARKET — 3.3%
71,645	New Perspective Fund - Class R-6	4,798,765

	GROWTH LARGE CAP — 2.0%
42,602	Nuveen Large Cap Growth Index Fund - Class R6	2,920,820

	HIGH YIELD BOND — 0.7%
98,351	American High-Income Trust - Class F-3	960,892

	VALUE MID CAP — 2.0%
74,114	DFA U.S. Targeted Value Portfolio - Class Institutional	2,878,584

	Total Mutual Funds
	(Cost $40,522,492)	41,697,752

	MONEY MARKET FUNDS — 1.1%
816,115	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	816,115
842,871	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	842,871
	Money Market Funds
	(Cost $1,658,986)	1,658,986

	TOTAL INVESTMENTS — 99.7%
	(Cost $139,805,100)	144,538,364
	Other Assets in Excess of Liabilities — 0.3%	385,448
	TOTAL NET ASSETS — 100.0%	$144,923,812

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

16
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 71.4%
	AGGREGATE BOND — 2.9%
13,686	Eaton Vance Short Duration Income ETF	$697,165
61,774	Eaton Vance Total Return Bond ETF	3,135,030
15,666	JPMorgan International Bond Opportunities ETF	749,148
34,875	Vanguard Intermediate-Term Bond ETF	2,691,653
		7,272,996
	BROAD MARKET — 7.6%
21,695	State Street SPDR S&P 1500 Value Tilt ETF	4,663,913
39,673	Vanguard U.S. Momentum Factor ETF	7,819,548
43,093	Vanguard U.S. Multifactor ETF	6,682,647
		19,166,108
	CONVERTIBLE — 1.6%
38,869	iShares Convertible Bond ETF	3,956,476

	CORPORATE — 3.2%
28,710	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,527,946
74,583	Schwab 5-10 Year Corporate Bond ETF	1,691,543
46,882	State Street SPDR Portfolio High Yield Bond ETF	1,093,288
21,355	Vanguard Intermediate-Term Corporate Bond ETF	1,767,126
92,035	WisdomTree Interest Rate Hedged High Yield Bond Fund	2,025,690
		8,105,593
	EMERGING MARKETS — 3.2%
27,236	Avantis Emerging Markets Equity ETF	2,194,677
38,214	iShares Emerging Markets Equity Factor ETF	2,309,272
84,388	KraneShares MSCI Emerging Markets ex China Index ETF	3,421,689
		7,925,638
	ENERGY — 0.2%
11,098	Global X Uranium ETF	537,476

	GLOBAL — 5.2%
38,094	State Street SPDR Global Dow ETF	6,458,750
48,499	Vanguard Total World Stock ETF	6,708,382
		13,167,132
	GOVERNMENT — 1.5%
18,432	iShares 10-20 Year Treasury Bond ETF	1,856,471
19,254	iShares 7-10 Year Treasury Bond ETF	1,837,602
		3,694,073
	HIGH YIELD BOND — 1.0%
53,298	Pacer Aristotle Pacific Floating Rate High Income ETF	2,468,230

17
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INDUSTRIALS — 0.4%
5,038	iShares U.S. Aerospace & Defense ETF	$1,102,062

	INFLATION PROTECTED — 0.6%
21,791	JPMorgan Inflation Managed Bond ETF	1,054,248
9,988	Vanguard Short-Term Inflation-Protected Securities ETF	498,901
		1,553,149
	INTERNATIONAL — 6.6%
13,562	Avantis International Small Cap Value ETF	1,354,301
124,922	Invesco Dorsey Wright Developed Markets Momentum ETF	6,186,138
58,289	Invesco S&P International Developed Momentum ETF	3,196,569
60,843	iShares International Small-Cap Equity Factor ETF	2,542,629
83,578	iShares MSCI International Value Factor ETF	3,316,375
		16,596,012
	LARGE-CAP — 17.2%
44,287	iShares Morningstar Value ETF	4,124,891
154,431	Schwab Fundamental U.S. Large Co. ETF	4,300,903
196,395	Schwab U.S. Large-Cap Growth ETF	5,720,986
12,835	Vanguard Growth ETF	5,606,200
13,351	Vanguard Large-Cap ETF	3,989,946
16,813	Vanguard Mega Cap ETF	3,973,753
7,670	Vanguard S&P 500 ETF	4,583,209
53,010	WisdomTree U.S. LargeCap Fund	3,610,511
76,454	WisdomTree U.S. Value Fund	7,242,487
		43,152,886
	MATERIALS — 1.8%
27,018	iShares MSCI Global Gold Miners ETF	2,133,882
70,024	iShares MSCI Global Silver and Metals Miners ETF	2,483,051
		4,616,933
	MID-CAP — 5.6%
226,190	Invesco Nasdaq Next Gen 100 ETF	8,190,340
63,035	VictoryShares U.S. Small Mid Cap Value Momentum ETF	5,968,091
		14,158,431
	OECD COUNTRIES — 1.2%
79,363	Fidelity Enhanced International ETF	2,952,304

	PRECIOUS METALS — 1.0%
20,378	abrdn Physical Silver Shares ETF*	1,459,268
13,074	iShares Gold Trust*	1,152,604
		2,611,872

18
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP — 7.1%
107,225	iShares Morningstar Small-Cap Growth ETF	$5,875,930
80,748	iShares U.S. Small-Cap Equity Factor ETF	6,095,667
25,052	Vanguard Russell 2000 Growth	5,737,863
		17,709,460
	TECHNOLOGY — 0.3%
1,027	Vanguard Information Technology ETF	716,558

	THEMATIC — 3.2%
36,573	First Trust U.S. Equity Opportunities ETF	5,808,158
13,823	Global X Artificial Intelligence & Technology ETF	645,119
27,660	Global X U.S. Electrification ETF	889,546
13,532	Global X U.S. Infrastructure Development ETF	687,561
		8,030,384
	Total Exchange-Traded Funds
	(Cost $172,040,658)	179,493,773

	MUTUAL FUNDS — 27.4%
	AGGREGATE BOND — 1.3%
222,526	Allspring Core Plus Bond Fund - Class R6	2,492,292
43,897	Vanguard Core Bond Fund, Admiral Shares	791,472
		3,283,764
	BLEND LARGE CAP — 1.6%
92,274	DFA U.S. Large Co. Portfolio - Class Institutional	3,996,366

	BLEND MID CAP — 2.5%
164,646	Vanguard Strategic Equity Fund - Class Investor	6,282,908

	BLEND SMALL CAP — 2.3%
131,479	Vanguard Strategic Small-Cap Equity Fund - Class Investor	5,687,765

	EMERGING MARKETS BOND — 1.6%
205,079	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	1,480,667
103,696	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,520,850
		4,001,517
	FOREIGN AGGREGATE BOND — 0.9%
205,178	Dodge & Cox Global Bond Fund - Class I	2,287,737

	FOREIGN BLEND — 3.6%
97,047	Dimensional Global Equity Portfolio - Class Institutional	3,827,539
243,667	Vanguard Global Capital Cycles Fund - Class Investor	5,299,759
		9,127,298

19
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 1.0%
123,959	Vanguard International Explorer Fund - Class Investor	$2,499,004

	FOREIGN VALUE — 1.8%
41,921	DFA International Small Cap Value Portfolio - Class Institutional	1,336,022
108,858	DFA International Value Portfolio - Class Institutional	3,288,598
		4,624,620
	GENERAL CORPORATE BOND — 1.5%
409,014	T Rowe Price Institutional Floating Rate Fund - Class Institutional	3,775,202

	GROWTH BROAD MARKET — 4.2%
158,401	New Perspective Fund - Class R-6	10,609,720

	GROWTH LARGE CAP — 2.3%
82,133	Nuveen Large Cap Growth Index Fund - Class R6	5,631,006

	HIGH YIELD BOND — 0.4%
107,403	American High-Income Trust - Class F-3	1,049,326

	VALUE MID CAP — 2.4%
155,122	DFA U.S. Targeted Value Portfolio - Class Institutional	6,024,950

	Total Mutual Funds
	(Cost $66,562,745)	68,881,183

	MONEY MARKET FUNDS — 1.0%
995,017	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	995,017
1,483,007	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	1,483,007
	Money Market Funds
	(Cost $2,478,024)	2,478,024

	TOTAL INVESTMENTS — 99.8%
	(Cost $241,081,427)	250,852,980
	Other Assets in Excess of Liabilities — 0.2%	507,401
	TOTAL NET ASSETS — 100.0%	$251,360,381

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

20
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 70.7%
	AGGREGATE BOND — 0.3%
9,128	Eaton Vance Short Duration Income ETF	$464,980
2,923	JPMorgan International Bond Opportunities ETF	139,778
		604,758
	BROAD MARKET — 8.0%
21,666	State Street SPDR S&P 1500 Value Tilt ETF	4,657,679
38,747	Vanguard U.S. Momentum Factor ETF	7,637,034
40,993	Vanguard U.S. Multifactor ETF	6,356,989
		18,651,702
	CONVERTIBLE — 0.3%
7,834	iShares Convertible Bond ETF	797,423

	CORPORATE — 0.8%
10,956	iShares 5-10 Year Investment Grade Corporate Bond ETF	583,078
12,042	State Street SPDR Portfolio High Yield Bond ETF	280,820
7,045	Vanguard Intermediate-Term Corporate Bond ETF	582,974
17,843	WisdomTree Interest Rate Hedged High Yield Bond Fund	392,724
		1,839,596
	EMERGING MARKETS — 4.0%
32,772	Avantis Emerging Markets Equity ETF	2,640,768
47,791	iShares Emerging Markets Equity Factor ETF	2,888,010
92,286	KraneShares MSCI Emerging Markets ex China Index ETF	3,741,930
		9,270,708
	ENERGY — 0.3%
12,998	Global X Uranium ETF	629,493

	GLOBAL — 5.5%
36,974	State Street SPDR Global Dow ETF	6,268,856
48,228	Vanguard Total World Stock ETF	6,670,897
		12,939,753
	GOVERNMENT — 0.2%
2,761	iShares 10-20 Year Treasury Bond ETF	278,088
2,923	iShares 7-10 Year Treasury Bond ETF	278,971
		557,059
	INDUSTRIALS — 0.6%
5,999	iShares U.S. Aerospace & Defense ETF	1,312,281

	INTERNATIONAL — 8.1%
16,513	Avantis International Small Cap Value ETF	1,648,988
134,168	Invesco Dorsey Wright Developed Markets Momentum ETF	6,643,999
70,013	Invesco S&P International Developed Momentum ETF	3,839,513

21
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
72,469	iShares International Small-Cap Equity Factor ETF	$3,028,480
96,102	iShares MSCI International Value Factor ETF	3,813,327
		18,974,307
	LARGE-CAP — 19.0%
43,645	iShares Morningstar Value ETF	4,065,095
151,052	Schwab Fundamental U.S. Large Co. ETF	4,206,798
185,474	Schwab U.S. Large-Cap Growth ETF	5,402,858
12,385	Vanguard Growth ETF	5,409,644
13,243	Vanguard Large-Cap ETF	3,957,671
16,894	Vanguard Mega Cap ETF	3,992,897
7,599	Vanguard S&P 500 ETF	4,540,782
58,807	WisdomTree U.S. LargeCap Fund	4,005,345
94,819	WisdomTree U.S. Value Fund	8,982,204
		44,563,294
	MATERIALS — 2.3%
31,766	iShares MSCI Global Gold Miners ETF	2,508,879
82,457	iShares MSCI Global Silver and Metals Miners ETF	2,923,925
		5,432,804
	MID-CAP — 6.2%
229,211	Invesco Nasdaq Next Gen 100 ETF	8,299,730
66,751	VictoryShares U.S. Small Mid Cap Value Momentum ETF	6,319,918
		14,619,648
	OECD COUNTRIES — 1.2%
77,597	Fidelity Enhanced International ETF	2,886,608

	PRECIOUS METALS — 1.3%
24,054	abrdn Physical Silver Shares ETF*	1,722,507
15,467	iShares Gold Trust*	1,363,571
		3,086,078
	SMALL-CAP — 8.2%
87,211	iShares Morningstar Small-Cap Growth ETF	4,779,163
89,790	iShares U.S. Small-Cap Equity Factor ETF	6,778,247
33,584	Vanguard Russell 2000 Growth	7,692,016
		19,249,426
	TECHNOLOGY — 0.4%
1,170	Vanguard Information Technology ETF	816,332

	THEMATIC — 4.0%
42,232	First Trust U.S. Equity Opportunities ETF	6,706,864
15,866	Global X Artificial Intelligence & Technology ETF	740,466

22
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
32,657	Global X U.S. Electrification ETF	$1,050,249
16,247	Global X U.S. Infrastructure Development ETF	825,510
		9,323,089
	Total Exchange-Traded Funds
	(Cost $157,208,837)	165,554,359

	MUTUAL FUNDS — 27.8%
	AGGREGATE BOND — 0.4%
51,633	Vanguard Core Bond Fund, Admiral Shares	930,945

	BLEND LARGE CAP — 1.8%
96,561	DFA U.S. Large Co. Portfolio - Class Institutional	4,182,037

	BLEND MID CAP — 3.3%
205,170	Vanguard Strategic Equity Fund - Class Investor	7,829,272

	BLEND SMALL CAP — 2.6%
138,372	Vanguard Strategic Small-Cap Equity Fund - Class Investor	5,985,977

	EMERGING MARKETS BOND — 0.4%
31,933	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	230,558
23,764	Vanguard Emerging Markets Bond Fund, Admiral Shares	577,698
		808,256
	FOREIGN AGGREGATE BOND — 0.2%
41,655	Dodge & Cox Global Bond Fund - Class I	464,449

	FOREIGN BLEND — 5.3%
135,803	Dimensional Global Equity Portfolio - Class Institutional	5,356,085
326,607	Vanguard Global Capital Cycles Fund - Class Investor	7,103,710
		12,459,795
	FOREIGN GROWTH — 1.2%
140,606	Vanguard International Explorer Fund - Class Investor	2,834,619

	FOREIGN VALUE — 2.1%
44,793	DFA International Small Cap Value Portfolio - Class Institutional	1,427,547
117,596	DFA International Value Portfolio - Class Institutional	3,552,572
		4,980,119
	GROWTH BROAD MARKET — 5.2%
182,464	New Perspective Fund - Class R-6	12,221,459

	GROWTH LARGE CAP — 2.5%
83,585	Nuveen Large Cap Growth Index Fund - Class R6	5,730,578

23
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 0.1%
28,575	American High-Income Trust - Class F-3	$279,175

	VALUE MID CAP — 2.7%
164,411	DFA U.S. Targeted Value Portfolio - Class Institutional	6,385,725

	Total Mutual Funds
	(Cost $62,565,432)	65,092,406
	MONEY MARKET FUNDS — 1.4%
1,609,721	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	1,609,721
1,594,039	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.26%[1]	1,594,039
	Money Market Funds
	(Cost $3,203,760)	3,203,760

	TOTAL INVESTMENTS — 99.9%
	(Cost $222,978,029)	233,850,525
	Other Assets in Excess of Liabilities — 0.1%	222,716
	TOTAL NET ASSETS — 100.0%	$234,073,241

*Non-income producing security.

1Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

24
SEMI ANNUAL REPORT

This Page Intentionally Left Blank

25
SEMI ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$21,165,186	$47,539,217	$31,431,015	$139,805,100	$241,081,427	$222,978,029
Investments, at value	21,303,109	48,165,260	32,179,710	144,538,364	250,852,980	233,850,525
Cash	125,100	-	124,682	380,074	725,894	255,313
Receivables:
Fund shares sold	199,345	4,384	6,200	26,744	85,059	63,367
Dividends and interest	16,271	32,417	5,982	53,719	54,234	22,182
Prepaid expenses	16,535	17,122	17,053	21,255	27,184	25,771
Total assets	21,660,360	48,219,183	32,333,627	145,020,156	251,745,351	234,217,158

Liabilities:
Payables:
Fund shares redeemed	309	3,092	1,000	3,362	227,482	12,764
Investment advisory fees	1,849	15,564	7,687	47,265	82,549	76,062
Shareholder servicing fees (Note 2)	1,493	-	443	3,881	2,723	-
Distribution fees (Note 2)	2,041	1,939	669	7,015	6,844	2,765
Fund services fees	8,870	11,036	9,605	17,581	37,824	33,860
Audit and tax fees	8,802	8,904	8,894	8,888	8,893	8,900
Other accrued expenses	1,765	3,079	2,967	8,352	18,655	9,566
Total liabilities	25,129	43,614	31,265	96,344	384,970	143,917
Net Assets	$21,635,231	$48,175,569	$32,302,362	$144,923,812	$251,360,381	$234,073,241

Components of Net Assets:
Paid-in capital	$23,154,143	$49,251,074	$30,583,015	$131,733,893	$224,056,101	$208,589,383
Distributable earnings (accumulated deficit)	(1,518,912)	(1,075,505)	1,719,347	13,189,919	27,304,280	25,483,858
Net Assets	$21,635,231	$48,175,569	$32,302,362	$144,923,812	$251,360,381	$234,073,241

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$14,087,300	$39,367,359	$25,919,245	$118,692,259	$225,006,091	$222,586,027
Shares of beneficial interest issued and outstanding	1,463,257	3,855,230	2,356,519	10,612,745	19,803,891	16,790,929
Net asset value, offering and redemption price per share	$9.63	$10.21	$11.00	$11.18	$11.36	$13.26

Class R4 Shares:
Net assets applicable to shares outstanding	$7,547,931	$8,808,210	$6,383,117	$26,231,553	$26,354,290	$11,487,214
Shares of beneficial interest issued and outstanding	768,918	858,871	566,012	2,347,211	2,297,179	866,387
Net asset value, offering and redemption price per share	$9.82	$10.26	$11.28	$11.18	$11.47	$13.26

See Notes to Financial Statements

26
SEMI ANNUAL REPORT

Statements of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$464,834	$955,135	$557,866	$2,214,355	$3,265,080	$2,607,937
Interest	6,138	11,795	8,134	15,124	23,502	37,918
Total investment income	470,972	966,930	566,000	2,229,479	3,288,582	2,645,855
Expenses:
Contractual investment advisory fees (Note 2)	48,786	111,239	74,638	343,782	601,561	524,824
Shareholder servicing fees - Service Class (Note 2)	2,334	3,390	2,463	4,387	8,149	8,075
Shareholder servicing fees - Class R4 (Note 2)	6,512	7,511	5,750	22,702	23,501	9,246
Distribution fees - Class R4 (Note 2)	10,854	12,519	9,584	37,838	39,168	15,009
Fund accounting and administration fees (Note 2)	17,577	27,287	21,598	63,191	103,106	90,943
Transfer agent fees and expenses	6,905	7,306	7,182	8,201	9,024	8,599
Custody fees	6,834	8,056	7,819	11,689	21,558	17,024
Filing and registration fees	20,737	21,344	20,326	25,181	30,747	29,514
Audit and tax fees	8,679	8,684	8,680	8,680	8,679	8,679
Legal fees	3,504	7,911	5,567	23,972	41,896	34,104
Trustee fees	1,645	3,531	2,297	10,849	18,893	15,256
Insurance fees	1,077	3,387	1,796	10,410	15,894	13,634
Chief Compliance Officer fees	752	1,648	1,050	4,959	8,608	7,023
Printing fees	408	1,000	660	2,686	4,443	3,689
Other expenses	7,766	9,092	8,380	13,702	18,287	16,251
Total expenses	144,370	233,905	177,790	592,229	953,514	801,870
Advisory fee waivers (Note 2)	(37,940)	(17,304)	(27,303)	(53,477)	(93,576)	(81,639)
Net expenses	106,430	216,601	150,487	538,752	859,938	720,231
Net investment income	364,542	750,329	415,513	1,690,727	2,428,644	1,925,624

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	258,003	1,255,122	1,077,248	8,619,969	18,634,168	15,101,661
Distributions of long-term realized gains from regulated investment companies	22,798	107,196	116,553	813,592	1,665,605	2,120,838
Net realized gain	280,801	1,362,318	1,193,801	9,433,561	20,299,773	17,222,499
Net change in unrealized appreciation/depreciation on:
Investments	(530,551)	(1,708,067)	(1,265,200)	(8,650,263)	(17,465,248)	(14,096,956)
Net change in unrealized appreciation/depreciation	(530,551)	(1,708,067)	(1,265,200)	(8,650,263)	(17,465,248)	(14,096,956)
Net realized and unrealized gain (loss)	(249,750)	(345,749)	(71,399)	783,298	2,834,525	3,125,543
Net Increase in Net Assets from Operations	$114,792	$404,580	$344,114	$2,474,025	$5,263,169	$5,051,167

See Notes to Financial Statements

27
SEMI ANNUAL REPORT

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$364,542	$845,223	$750,329	$1,653,688	$415,513	$854,701
Net realized gain on investments	280,801	406,292	1,362,318	2,617,267	1,193,801	2,365,060
Net change in unrealized appreciation/depreciation on investments	(530,551)	(114,366)	(1,708,067)	(641,142)	(1,265,200)	(333,803)
Net increase in net assets resulting from operations	114,792	1,137,149	404,580	3,629,813	344,114	2,885,958

Distributions to Shareholders:
Distributions:
Service Class	(278,744)	(526,238)	(582,959)	(1,406,869)	(731,719)	(712,835)
Class R4	(165,927)	(369,863)	(122,631)	(382,660)	(199,802)	(208,107)
Total distributions to shareholders	(444,671)	(896,101)	(705,590)	(1,789,529)	(931,521)	(920,942)

Capital Transactions:
Net proceeds from shares sold:
Service Class	3,943,097	8,016,133	4,376,702	9,143,855	4,619,803	5,930,448
Class R4	524,537	1,273,705	84,825	1,034,309	329,521	1,107,418
Reinvestment of distributions:
Service Class	278,745	526,238	582,958	1,406,869	731,719	712,835
Class R4	165,927	369,863	122,631	382,660	199,802	208,107
Cost of shares redeemed:
Service Class	(1,963,659)	(9,237,692)	(3,779,803)	(11,775,474)	(3,418,698)	(6,491,419)
Class R4	(2,729,373)	(2,506,620)	(2,447,571)	(3,120,133)	(2,417,106)	(1,451,245)
Net increase (decrease) in net assets from capital transactions	219,274	(1,558,373)	(1,060,258)	(2,927,914)	45,041	16,144

Total increase (decrease) in net assets	(110,605)	(1,317,325)	(1,361,268)	(1,087,630)	(542,366)	1,981,160

Net Assets:
Beginning of period	21,745,836	23,063,161	49,536,837	50,624,467	32,844,728	30,863,568
End of period	$21,635,231	$21,745,836	$48,175,569	$49,536,837	$32,302,362	$32,844,728
Capital Share Transactions:
Shares sold:
Service Class	402,909	848,813	422,181	933,322	409,388	562,705
Class R4	53,367	134,382	8,135	106,505	28,335	105,605
Shares reinvested:
Service Class	28,796	56,507	56,653	144,084	65,921	66,660
Class R4	16,794	38,952	11,848	39,025	17,526	18,952
Shares redeemed:
Service Class	(200,146)	(984,220)	(362,708)	(1,202,561)	(303,519)	(615,272)
Class R4	(273,952)	(262,727)	(235,053)	(318,286)	(208,983)	(136,455)
Net increase (decrease) in capital share transactions	27,768	(168,293)	(98,944)	(297,911)	8,668	2,195

See Notes to Financial Statements

28
SEMI ANNUAL REPORT

Statements of Changes in Net Assets - Continued

For the Six Months Ended March 31, 2026 (Unaudited)

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,690,727	$3,385,089	$2,428,644	$4,802,341	$1,925,624	$2,820,603
Net realized gain on investments	9,433,561	16,497,276	20,299,773	39,113,632	17,222,499	33,461,219
Net change in unrealized appreciation/depreciation on investments	(8,650,263)	(2,951,775)	(17,465,248)	(10,352,450)	(14,096,956)	(6,292,815)
Net increase in net assets resulting from operations	2,474,025	16,930,590	5,263,169	33,563,523	5,051,167	29,989,007

Distributions to Shareholders:
Distributions:
Service Class	(10,247,536)	(2,953,772)	(38,775,467)	(5,804,501)	(35,942,372)	(7,032,795)
Class R4	(2,445,445)	(713,139)	(5,004,235)	(761,130)	(1,852,539)	(425,218)
Total distributions to shareholders	(12,692,981)	(3,666,911)	(43,779,702)	(6,565,631)	(37,794,911)	(7,458,013)

Capital Transactions:
Net proceeds from shares sold:
Service Class	10,429,647	16,652,465	13,998,162	26,147,778	22,061,950	33,568,382
Class R4	109,917	1,574,508	1,113,948	2,053,743	253,854	928,829
Reinvestment of distributions:
Service Class	10,247,536	2,953,772	38,775,467	5,804,501	35,942,372	7,032,795
Class R4	2,445,444	713,139	5,004,234	761,130	1,852,540	425,218
Cost of shares redeemed:
Service Class	(14,706,950)	(25,937,055)	(26,009,219)	(56,100,098)	(14,761,773)	(34,401,246)
Class R4	(8,125,579)	(6,809,958)	(10,339,834)	(8,255,833)	(3,377,288)	(913,936)
Net increase (decrease) in net assets from capital transactions	400,015	(10,853,129)	22,542,758	(29,588,779)	41,971,655	6,640,042

Total increase (decrease) in net assets	(9,818,941)	2,410,550	(15,973,775)	(2,590,887)	9,227,911	29,171,036

Net Assets:
Beginning of period	154,742,753	152,332,203	267,334,156	269,925,043	224,845,330	195,674,294
End of period	$144,923,812	$154,742,753	$251,360,381	$267,334,156	$234,073,241	$224,845,330
Capital Share Transactions:
Shares sold:
Service Class	883,038	1,520,985	1,121,638	2,175,585	1,521,066	2,419,208
Class R4	9,110	147,973	90,745	173,622	17,746	66,504
Shares reinvested:
Service Class	905,259	271,462	3,365,926	490,975	2,674,284	518,110
Class R4	216,029	65,820	429,917	64,166	137,735	31,371
Shares redeemed:
Service Class	(1,250,346)	(2,348,125)	(2,136,013)	(4,605,448)	(1,019,872)	(2,434,402)
Class R4	(685,609)	(627,459)	(829,145)	(688,602)	(218,181)	(65,763)
Net increase (decrease) in capital share transactions	77,481	(969,344)	2,043,068	(2,389,702)	3,112,778	535,028

See Notes to Financial Statements

29
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.78	$9.64	$9.14	$9.26	$10.82	$10.47
Income from Investment Operations:
Net investment income[1]	0.17	0.37	0.41	0.37	0.17	0.15
Net realized and unrealized gain (loss)	(0.10)	0.16	0.51	(0.14)	(1.00)	0.34
Total from investment operations	0.07	0.53	0.92	0.23	(0.83)	0.49

Less Distributions:
From net investment income	(0.22)	(0.39)	(0.42)	(0.35)	(0.23)	(0.12)
From net realized gain	-	-	-	-	(0.50)	(0.02)
Total distributions	(0.22)	(0.39)	(0.42)	(0.35)	(0.73)	(0.14)
Net asset value, end of period	$9.63	$9.78	$9.64	$9.14	$9.26	$10.82

Total return	0.66%[2]	5.72%	10.26%	2.40%	(8.23)%	4.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,087	$12,050	$12,638	$11,041	$10,855	$11,613

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.19%[4]	1.12%	0.99%	0.95%	0.93%	1.10%
After fees waived and expenses absorbed[3]	0.84%[4]	0.89%[5]	0.82%	0.80%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.51%[4]	3.91%	4.43%	3.96%	1.74%	1.51%

Portfolio turnover rate	58%[2]	140%	75%	157%	118%	287%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.08% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

30
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.97	$9.82	$9.29	$9.40	$10.96	$10.61
Income from Investment Operations:
Net investment income[1]	0.16	0.34	0.39	0.34	0.14	0.13
Net realized and unrealized gain (loss)	(0.12)	0.16	0.52	(0.15)	(1.03)	0.33
Total from investment operations	0.04	0.50	0.91	0.19	(0.89)	0.46

Less Distributions:
From net investment income	(0.19)	(0.35)	(0.38)	(0.30)	(0.17)	(0.09)
From net realized gain	-	-	-	-	(0.50)	(0.02)
Total distributions	(0.19)	(0.35)	(0.38)	(0.30)	(0.67)	(0.11)
Net asset value, end of period	$9.82	$9.97	$9.82	$9.29	$9.40	$10.96

Total return	0.42%[2]	5.31%	9.99%	2.03%	(8.63)%	4.29%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,548	$9,696	$10,425	$10,755	$12,783	$12,728

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.55%[4]	1.49%	1.37%	1.35%	1.33%	1.44%
After fees waived and expenses absorbed[3]	1.20%[4]	1.26%[5]	1.20%	1.20%	1.20%	1.11%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.14%[4]	3.54%	4.05%	3.56%	1.34%	1.22%

Portfolio turnover rate	58%[2]	140%	75%	157%	118%	287%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.08% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

31
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.28	$9.90	$9.10	$8.95	$11.51	$10.76
Income from Investment Operations:
Net investment income[1]	0.16	0.34	0.39	0.34	0.23	0.20
Net realized and unrealized gain (loss)	(0.21)	0.40	0.81	0.12	(1.35)	0.74
Total from investment operations	(0.05)	0.74	1.20	0.46	(1.12)	0.94

Less Distributions:
From net investment income	(0.02)	(0.36)	(0.40)	(0.31)	(0.37)	-
From net realized gain	-	-	-	-	(1.07)	(0.19)
Total distributions	(0.02)	(0.36)	(0.40)	(0.31)	(1.44)	(0.19)
Net asset value, end of period	$10.21	$10.28	$9.90	$9.10	$8.95	$11.51

Total return	0.79%[2]	7.74%	13.41%	5.08%	(11.19)%	8.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,367	$38,450	$38,241	$36,429	$40,752	$49,648

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.87%[4]	0.93%	0.80%	0.75%	0.74%	0.86%
After fees waived and expenses absorbed[3]	0.80%[4]	0.84%[5]	0.73%	0.68%	0.67%	0.74%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	3.11%[4]	3.43%	4.13%	3.62%	2.26%	1.78%

Portfolio turnover rate	93%[2]	141%	52%	148%	117%	296%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

32
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.32	$9.93	$9.13	$8.98	$11.51	$10.80
Income from Investment Operations:
Net investment income[1]	0.14	0.30	0.36	0.30	0.19	0.16
Net realized and unrealized gain (loss)	(0.18)	0.41	0.80	0.12	(1.35)	0.74
Total from investment operations	(0.04)	0.71	1.16	0.42	(1.16)	0.90

Less Distributions:
From net investment income	(0.02)	(0.32)	(0.36)	(0.27)	(0.30)	-
From net realized gain	-	-	-	-	(1.07)	(0.19)
Total distributions	(0.02)	(0.32)	(0.36)	(0.27)	(1.37)	(0.19)
Net asset value, end of period	$10.26	$10.32	$9.93	$9.13	$8.98	$11.51

Total return	0.66%[2]	7.38%	12.90%	4.64%	(11.56)%	8.42%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,808	$11,087	$12,383	$14,895	$15,360	$17,221

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.25%[4]	1.31%	1.19%	1.15%	1.14%	1.27%
After fees waived and expenses absorbed[3]	1.18%[4]	1.22%[5]	1.12%	1.08%	1.07%	1.15%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.73%[4]	3.05%	3.74%	3.22%	1.86%	1.37%

Portfolio turnover rate	93%[2]	141%	52%	148%	117%	296%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

33
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.20	$10.54	$9.38	$8.99	$11.76	$10.64
Income from Investment Operations:
Net investment income[1]	0.15	0.30	0.34	0.29	0.22	0.18
Net realized and unrealized gain (loss)	(0.02)	0.68	1.16	0.36	(1.52)	1.09
Total from investment operations	0.13	0.98	1.50	0.65	(1.30)	1.27

Less Distributions:
From net investment income	(0.17)	(0.32)	(0.34)	(0.26)	(0.33)	(0.15)
From net realized gain	(0.16)	-	-	-	(1.14)	-
Total distributions	(0.33)	(0.32)	(0.34)	(0.26)	(1.47)	(0.15)
Net asset value, end of period	$11.00	$11.20	$10.54	$9.38	$8.99	$11.76

Total return	1.13%[2]	9.46%	16.20%	7.26%	(12.94)%	12.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,919	$24,477	$22,871	$18,409	$17,677	$23,630

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.98%[4]	0.94%	0.90%	0.88%	0.89%	0.97%
After fees waived and expenses absorbed[3]	0.82%[4]	0.85%[5]	0.81%	0.80%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.59%[4]	2.81%	3.45%	3.07%	2.13%	1.56%

Portfolio turnover rate	87%[2]	135%	66%	138%	114%	273%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.03% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

34
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.48	$10.79	$9.59	$9.19	$11.97	$10.80
Income from Investment Operations:
Net investment income[1]	0.13	0.26	0.31	0.26	0.18	0.14
Net realized and unrealized gain (loss)	(0.03)	0.71	1.19	0.37	(1.56)	1.11
Total from investment operations	0.10	0.97	1.50	0.63	(1.38)	1.25

Less Distributions:
From net investment income	(0.14)	(0.28)	(0.30)	(0.23)	(0.26)	(0.08)
From net realized gain	(0.16)	-	-	-	(1.14)	-
Total distributions	(0.30)	(0.28)	(0.30)	(0.23)	(1.40)	(0.08)
Net asset value, end of period	$11.28	$11.48	$10.79	$9.59	$9.19	$11.97

Total return	0.88%[2]	9.11%	15.80%	6.80%	(13.30)%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,383	$8,368	$7,993	$8,395	$7,961	$8,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.36%[4]	1.33%	1.29%	1.28%	1.29%	1.33%
After fees waived and expenses absorbed[3]	1.20%[4]	1.24%[5]	1.20%	1.20%	1.19%	1.14%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.21%[4]	2.43%	3.06%	2.67%	1.73%	1.20%

Portfolio turnover rate	87%[2]	135%	66%	138%	114%	273%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.04% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

35
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.01	$11.00	$9.42	$8.71	$12.70	$11.34
Income from Investment Operations:
Net investment income[1]	0.13	0.26	0.28	0.25	0.26	0.18
Net realized and unrealized gain (loss)	0.06	1.03	1.59	0.66	(1.82)	1.60
Total from investment operations	0.19	1.29	1.87	0.91	(1.56)	1.78

Less Distributions:
From net investment income	(0.20)	(0.28)	(0.29)	(0.20)	(0.41)	-
From net realized gain	(0.82)	-	-	-	(2.02)	(0.42)
Total distributions	(1.02)	(0.28)	(0.29)	(0.20)	(2.43)	(0.42)
Net asset value, end of period	$11.18	$12.01	$11.00	$9.42	$8.71	$12.70

Total return	1.47%[2]	11.99%	20.09%	10.43%	(15.72)%	15.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118,692	$121,041	$116,931	$109,514	$107,043	$147,069

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.70%[4]	0.73%	0.68%	0.65%	0.67%	0.77%
After fees waived and expenses absorbed[3]	0.63%[4]	0.65%[5]	0.61%	0.58%	0.60%	0.70%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.29%[4]	2.36%	2.77%	2.69%	2.49%	1.41%

Portfolio turnover rate	80%[2]	130%	54%	124%	128%	272%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.06% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

36
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.00	$10.99	$9.41	$8.71	$12.66	$11.34
Income from Investment Operations:
Net investment income[1]	0.11	0.22	0.24	0.22	0.22	0.13
Net realized and unrealized gain (loss)	0.06	1.02	1.58	0.64	(1.82)	1.61
Total from investment operations	0.17	1.24	1.82	0.86	(1.60)	1.74

Less Distributions:
From net investment income	(0.17)	(0.23)	(0.24)	(0.16)	(0.33)	-
From net realized gain	(0.82)	-	-	-	(2.02)	(0.42)
Total distributions	(0.99)	(0.23)	(0.24)	(0.16)	(2.35)	(0.42)
Net asset value, end of period	$11.18	$12.00	$10.99	$9.41	$8.71	$12.66

Total return	1.34%[2]	11.55%	19.63%	9.88%	(16.00)%	15.62%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,232	$33,702	$35,401	$36,319	$35,323	$45,002

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.09%[4]	1.12%	1.08%	1.05%	1.07%	1.15%
After fees waived and expenses absorbed[3]	1.02%[4]	1.04%[5]	1.01%	0.98%	1.00%	1.08%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.90%[4]	1.96%	2.38%	2.29%	2.09%	1.03%

Portfolio turnover rate	80%[2]	130%	54%	124%	128%	272%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.05% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

37
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.31	$12.01	$9.93	$8.89	$13.20	$11.72
Income from Investment Operations:
Net investment income[1]	0.12	0.23	0.24	0.21	0.26	0.14
Net realized and unrealized gain (loss)	0.15	1.38	2.07	1.00	(2.11)	2.06
Total from investment operations	0.27	1.61	2.31	1.21	(1.85)	2.20

Less Distributions:
From net investment income	(0.11)	(0.25)	(0.23)	(0.17)	(0.38)	(0.07)
From net realized gain	(2.11)	(0.06)	-	-	(2.08)	(0.65)
Total distributions	(2.22)	(0.31)	(0.23)	(0.17)	(2.46)	(0.72)
Net asset value, end of period	$11.36	$13.31	$12.01	$9.93	$8.89	$13.20

Total return	1.80%[2]	13.69%	23.57%	13.64%	(17.95)%	19.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$225,006	$232,368	$232,929	$203,166	$187,753	$241,493

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.67%[4]	0.65%	0.65%	0.63%	0.65%	0.75%
After fees waived and expenses absorbed[3]	0.60%[4]	0.58%[5]	0.58%	0.56%	0.58%	0.70%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.86%[4]	1.88%	2.15%	2.16%	2.36%	1.11%

Portfolio turnover rate	75%[2]	122%	55%	110%	110%	236%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

38
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.42	$12.10	$10.00	$8.96	$13.25	$11.78
Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.19	0.17	0.22	0.10
Net realized and unrealized gain (loss)	0.15	1.40	2.10	1.00	(2.13)	2.06
Total from investment operations	0.24	1.58	2.29	1.17	(1.91)	2.16

Less Distributions:
From net investment income	(0.08)	(0.20)	(0.19)	(0.13)	(0.30)	(0.04)
From net realized gain	(2.11)	(0.06)	-	-	(2.08)	(0.65)
Total distributions	(2.19)	(0.26)	(0.19)	(0.13)	(2.38)	(0.69)
Net asset value, end of period	$11.47	$13.42	$12.10	$10.00	$8.96	$13.25

Total return	1.55%[2]	13.21%	23.10%	13.08%	(18.24)%	18.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,354	$34,966	$36,996	$38,948	$36,669	$44,860

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.06%[4]	1.05%	1.05%	1.03%	1.05%	1.13%
After fees waived and expenses absorbed[3]	0.99%[4]	0.98%[5]	0.98%	0.96%	0.98%	1.08%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.47%[4]	1.49%	1.76%	1.76%	1.96%	0.73%

Portfolio turnover rate	75%[2]	122%	55%	110%	110%	236%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

39
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.46	$13.97	$11.26	$9.88	$14.52	$12.18
Income from Investment Operations:
Net investment income[1]	0.12	0.20	0.20	0.18	0.24	0.11
Net realized and unrealized gain (loss)	0.13	1.82	2.70	1.35	(2.45)	2.66
Total from investment operations	0.25	2.02	2.90	1.53	(2.21)	2.77

Less Distributions:
From net investment income	(0.02)	(0.22)	(0.19)	(0.15)	(0.33)	(0.11)
From net realized gain	(2.43)	(0.31)	-	-	(2.10)	(0.32)
Total distributions	(2.45)	(0.53)	(0.19)	(0.15)	(2.43)	(0.43)
Net asset value, end of period	$13.26	$15.46	$13.97	$11.26	$9.88	$14.52

Total return	2.33%[2]	14.99%	26.00%	15.47%	(19.05)%	23.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$222,586	$210,485	$183,140	$147,221	$123,096	$140,726

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	0.67%[4]	0.65%	0.66%	0.65%	0.66%	0.77%
After fees waived and expenses absorbed[3]	0.60%[4]	0.58%[5]	0.59%	0.58%	0.59%	0.72%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.67%[4]	1.40%	1.56%	1.59%	1.95%	0.76%

Portfolio turnover rate	116%[2]	133%	56%	113%	87%	231%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

40
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Financial Highlights

R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.46	$13.97	$11.27	$9.89	$14.49	$12.19
Income from Investment Operations:
Net investment income[1]	0.09	0.14	0.15	0.13	0.19	0.06
Net realized and unrealized gain (loss)	0.26	1.83	2.69	1.35	(2.45)	2.65
Total from investment operations	0.35	1.97	2.84	1.48	(2.26)	2.71

Less Distributions:
From net investment income	(0.12)	(0.17)	(0.14)	(0.10)	(0.24)	(0.09)
From net realized gain	(2.43)	(0.31)	-	-	(2.10)	(0.32)
Total distributions	(2.55)	(0.48)	(0.14)	(0.10)	(2.34)	(0.41)
Net asset value, end of period	$13.26	$15.46	$13.97	$11.27	$9.89	$14.49

Total return	2.09%[2]	14.62%	25.40%	14.98%	(19.34)%	22.60%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,487	$14,361	$12,534	$10,496	$12,717	$13,376

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.06%[4]	1.05%	1.05%	1.05%	1.06%	1.13%
After fees waived and expenses absorbed[3]	0.99%[4]	0.97%[5]	0.98%	0.98%	0.99%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.27%[4]	1.01%	1.16%	1.19%	1.55%	0.40%

Portfolio turnover rate	116%[2]	133%	56%	113%	87%	231%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[3]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended September 30, 2025.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

41
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

42
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange-traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the investment adviser as valuation designee with responsibility for making fair value determinations pursuant to Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of underlying securities held by the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

43
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$14,105,750	$-	$-	$14,105,750
Mutual Funds	6,256,108	-	-	6,256,108
Money Market Funds	941,251	-	-	941,251
Total Investments	$21,303,109	$-	$-	$21,303,109

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$32,041,190	$-	$-	$32,041,190
Mutual Funds	14,561,159	-	-	14,561,159
Money Market Funds	1,562,911	-	-	1,562,911
Total Investments	$48,165,260	$-	$-	$48,165,260

44
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$21,998,583	$-	$-	$21,998,583
Mutual Funds	9,193,124	-	-	9,193,124
Money Market Funds	988,003	-	-	988,003
Total Investments	$32,179,710	$-	$-	$32,179,710

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$101,181,626	$-	$-	$101,181,626
Mutual Funds	41,697,752	-	-	41,697,752
Money Market Funds	1,658,986	-	-	1,658,986
Total Investments	$144,538,364	$-	$-	$144,538,364

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$179,493,773	$-	$-	$179,493,773
Mutual Funds	68,881,183	-	-	68,881,183
Money Market Funds	2,478,024	-	-	2,478,024
Total Investments	$250,852,980	$-	$-	$250,852,980

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange-Traded Funds	$165,554,359	$-	$-	$165,554,359
Mutual Funds	65,092,406	-	-	65,092,406
Money Market Funds	3,203,760	-	-	3,203,760
Total Investments	$233,850,525	$-	$-	$233,850,525

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

45
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2020.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute any net capital gains annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution and shareholder service expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

46
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2027.

Additionally, the Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding either the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2027. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the six months ended March 31, 2026, none of the waived expenses have been recouped by the Adviser.

For the six months ended March 31, 2026, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$48,786	$(37,940)	$10,846
Conservative	111,239	(17,304)	93,935
Conservative/Moderate	74,638	(27,303)	47,335
Moderate	343,782	(53,477)	290,305
Growth	601,561	(93,576)	507,985
Aggressive Growth	524,824	(81,639)	443,185

47
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of March 31, 2026 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	2029	Total
Very Conservative	$33,991	$39,600	$52,291	$37,940	$163,822
Conservative	38,819	35,759	46,101	17,304	$137,983
Conservative/Moderate	20,501	27,303	27,141	27,303	$102,248
Moderate	105,251	105,450	120,172	53,477	$384,350
Growth	173,578	182,618	185,420	93,576	$635,192
Aggressive Growth	111,110	125,525	144,368	81,639	$462,642

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the six months ended March 31, 2026, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Additionally, each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares and Service Class Shares. Under each Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2026, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

48
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2026 are reported on the Statements of Operations. These services include providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and/or the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides compliance services to the Trust, including the provision of a qualified person to service as Chief Compliance Officer of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended March 31, 2026, were as follows:

Fund	Purchases	Sales
Very Conservative	$21,579,817	$22,229,392
Conservative	45,714,375	47,605,825
Conservative/Moderate	28,563,220	29,581,499
Moderate	122,006,202	133,525,086
Growth	199,487,512	218,527,860
Aggressive Growth	165,031,075	158,112,772

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2025 and the year ended September 30, 2024 were as follows:

	Year ended September 30, 2025
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$896,101	$1,789,529	$920,942	$3,666,911	$5,290,552	$3,098,097
Realized gains	-	-	-	-	1,275,079	4,359,916
	$896,101	$1,789,529	$920,942	$3,666,911	$6,565,631	$7,458,013

49
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

	Year ended September 30, 2024
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337
Realized gains	-	-	-	-	-	-
	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$204,518	$386,676	$164,597	$648,756	$6,219,868	$3,716,878
Undistributed long-term capital gains	-	-	287,724	9,815,841	33,380,592	29,863,569
Accumulated earnings	$204,518	$386,676	$452,321	$10,464,597	$39,600,460	$33,580,447
Accumulated capital, other losses, and differences in securities treatments	(1,931,742)	(3,286,499)	-	-	-	-
Unrealized appreciation/(depreciation)	538,191	2,125,328	1,854,433	12,944,278	26,220,353	24,647,155
Total accumulated earnings/(deficit)	$(1,189,033)	$(774,495)	$2,306,754	$23,408,875	$65,820,813	$58,227,602

As of September 30, 2025, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,541,914	$389,828
Conservative	3,286,499	-
Conservative/Moderate	-	-
Moderate	-	-
Growth	-	-
Aggressive Growth	-	-

50
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

At March 31, 2026, the cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$21,229,718	$47,622,501	$31,506,047	$140,012,420	$241,481,351	$223,151,115
Tax unrealized appreciation	353,197	1,190,746	1,184,923	6,955,761	14,202,041	15,465,101
Tax unrealized (depreciation)	(279,806)	(647,987)	(511,260)	(2,429,817)	(4,830,412)	(4,765,691)
Net unrealized appreciation/(depreciation)	$73,391	$542,759	$673,663	$4,525,944	$9,371,629	$10,699,410

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

The prices of securities held by the Funds may decline in response to events or conditions around the world that directly or indirectly impact specific companies, sectors, or markets to which the Funds or the Funds' underlying investments are exposed. These events or conditions may include local, regional or global political, social or economic instability; military conflict; tariffs and trade wars; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Factors leading to market volatility include uncertainties regarding rising inflation, central banks' interest rate changes, political events, rising government debt in the U.S., trade tensions, the possibility of a national or global recession, and the ongoing wars in Europe and Middle East. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

51
SEMI ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

The Funds recently adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, for the benefit of its shareholders, CBNA Custodian FBO BPA Omnibus for Qualified Rollovers, held 34.9% of the total shares outstanding for Very Conservative.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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E-Valuator Funds

Important Disclosure Statements

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by Distribution Services, LLC, Portland, ME.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2026 and are subject to change at any time.

The opinions presented in this document are those of the portfolio managers as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

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Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding the aggregate remuneration paid to the Funds’ directors is reported under “Trustee fees” on the Statements of Operations under Item 7 in this Form N-CSR. Information regarding the aggregate remuneration paid to affiliates of the Funds’ officers is reported under “Contractual investment advisory fees,” “Fund accounting and administration fees,” Transfer agent fees and expenses,” “Custody fees,” and “Chief Compliance Officer fees” on the Statements of Operations under Item 7 in this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Not applicable to open-end management investment companies.

(a) (3)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Not applicable to open-end management investment companies.

(a) (5)	Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R.. Miller
By: Kevin R. Miller
(Principal Executive Officer)
June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By: Kevin R. Miller
President
(Principal Executive Officer)
June 4, 2026

/s/ Louis Sagert
By: Louis Sagert
Treasurer
(Principal Financial Officer)
June 4, 2026

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